Performance Management	Nov. 26, 2025
Arrow DWA Tactical: Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based securities market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund prior to March 1, 2012, represents the performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did.
Bar Chart [Heading]	Class A Annual Total Return (Years ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	3/31/2024	8.98%
Worst Quarter	12/31/2018	(11.37)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 11.74%
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	11.74%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.98%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.37%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (as of December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A Return Before Taxes	8/07/06	(0.31)%	3.90%	2.91%	4.09%
Return after Taxes on Distributions		(0.34)%	2.18%	1.49%	3.08%
Return after Taxes on Distributions and Sale of Fund Shares		(0.16)%	2.52%	1.90%	3.05%
Class C Return Before Taxes	8/07/06	5.06%	4.39%	2.76%	3.65%
Institutional Class Shares Return Before Taxes	3/21/12	6.12%	5.42%	3.79%	4.52%
Morningstar Global Flexible Allocation EW Index* (reflects no deduction for fees, expenses or taxes)	8/07/06	7.79%	3.73	3.84	3.81%(1) 3.97%(2)

(1)	Since 8/07/06.

(2)	Since 3/21/12.

*	The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.ArrowFunds.com
Performance Availability Phone [Text]	1-877-277-6933 (1-877-ARROW-FD)
Arrow DWA Tactical: Macro Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based securities market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund prior to March 1, 2012, represents the performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years.
Bar Chart [Heading]	Class A Annual Total Return (Years ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	6/30/2020	14.49%
Worst Quarter	3/31/2020	(19.59)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 16.88%
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	16.88%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (as of December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A Return Before Taxes	5/30/08	6.40%	5.70%	4.56%	3.87%
Return after Taxes on Distributions		6.40%	3.42%	2.60%	2.55%
Return after Taxes on Distributions and Sale of Fund Shares		3.79%	3.70%	2.92%	2.63%
Class C Return Before Taxes	5/30/08	11.90%	6.13%	4.38%	3.45%
Institutional Class Shares Return Before Taxes	3/21/12	13.07%	7.21%	5.44%	6.88%
Barclay Global Macro Index (reflects no deduction for fees, expenses or taxes)		9.18%	7.67%	4.79%	3.93%(1) 4.36%(2)

(1)	Since 5/30/08.

(2)	Since 3/21/12.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.ArrowFunds.com
Performance Availability Phone [Text]	1-877-277-6933 (1-877-ARROW-FD)
ARROW MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based securities market index and a supplemental index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance of the Fund to March 1, 2012, represents the performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. On October 1, 2015, the Fund changed its strategy from being an index fund to being an actively managed fund.

Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class A Annual Total Return (Years ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	3/31/2022	32.84%
Worst Quarter	12/31/2023	(17.55)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 0.36%
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	0.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.84%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.55%)
Lowest Quarterly Return, Date	Dec. 31, 2023
Performance Table Heading	Average Annual Total Returns (as of December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A Return Before Taxes	4/30/10	0.72%	6.11%	3.34%	1.55%
Return after Taxes on Distributions		0.72%	2.28%	(0.06)%	(0.79)%
Return after Taxes on Distributions and Sale of Fund Shares		0.43%	3.22%	1.06%	0.16%
Class C Return Before Taxes	4/30/10	5.91%	6.49%	3.18%	1.20%
Institutional Class Shares Return Before Taxes	3/21/12	7.12%	7.55%	4.19%	3.03%
S&P 500® Index* (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	13.10%	13.68%(1) 14.00%(2)
Credit Suisse Managed Futures Liquid Index** (reflects no deduction for fees, expenses or taxes)		(5.74)%	3.46%	1.32%	1.89%(1) 2.11%(2)

(1)	Since 4/30/10.

(2)	Since 3/21/12.

*	The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

**	The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.ArrowFunds.com
Performance Availability Phone [Text]	1-877-277-6933 (1-877-ARROW-FD)
ARROW VALTORO ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available in the prospectus after the Fund has been in operation for one fill calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one fill calendar year
Performance Availability Website Address [Text]	www.ArrowFunds.com
Performance Availability Phone [Text]	1-877-277-6933